Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000075469
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class A
Trading Symbol	GGGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
AssetsNet	$ 654,837,680
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,059,369
InvestmentCompanyPortfolioTurnover	613.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

C000075470
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class C
Trading Symbol	GCGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%	[2]
AssetsNet	$ 654,837,680
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,059,369
InvestmentCompanyPortfolioTurnover	613.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

C000152123
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class R6
Trading Symbol	GRRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.53%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[3]
AssetsNet	$ 654,837,680
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,059,369
InvestmentCompanyPortfolioTurnover	613.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

C000016427
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class S
Trading Symbol	SGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[4]
AssetsNet	$ 654,837,680
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,059,369
InvestmentCompanyPortfolioTurnover	613.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

C000075471
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Institutional Class
Trading Symbol	GIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[5]
AssetsNet	$ 654,837,680
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,059,369
InvestmentCompanyPortfolioTurnover	613.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.